Analysis of Activity within the Allowance for Doubtful Accounts (Detail) (Allowance for Doubtful Accounts, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Allowance for Doubtful Accounts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Valuation allowance at beginning of year	¥ 1,013	¥ 1,830	¥ 2,311
Provision for doubtful accounts, net of reversal	30	26	31
Write-offs	(30)	(912)	(492)
Translation adjustment and other	(11)	69	(20)
Valuation allowance at end of year	¥ 1,002	¥ 1,013	¥ 1,830